Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

January 9, 2009

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Virtus Insight Trust

(Virtus Insight Money Market Fund)

CIK 0001003859

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Virtus Insight Trust (the “Insight Trust”). This filing relates to the acquisition of the assets of Virtus Money Market Fund, a series of Virtus Opportunities Trust, by and in exchange for shares of Virtus Insight Money Market Fund, a series of the Insight Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1203.

Very truly yours,

/s/ Virginia S. Barry
Virginia S. Barry

Enclosures

cc:	Kevin J. Carr, Esq.

         Ann Flood